FINANCIAL LIABILITY (Tables)	6 Months Ended
Jun. 30, 2026
Investments, All Other Investments [Abstract]
SCHEDULE OF FINANCIAL LIABILITY
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)

Warrant liabilities, net of debt issuance costs	$141,386	$363,932

SCHEDULE OF WARRANTS VALUATION ASSUMPTIONS

The following reflects the inputs and assumptions used:

	January 24, 2022	May 23, 2022	December 31, 2022	December 31, 2023	December 31, 2024	December 31, 2025	June 30, 2026
Exercise price	$6.00	$6.00	$6.00	$6.00	$6.00	$6.00	$6.00
Share price	$3.64	$14.94	$4.66	$2.71	$2.78	$2.93	$2.74
Expected term from grant date (in years)	5.00	5.00	4.10 for Initial Warrant and 4.50 for Second Warrant	3.10 for Initial Warrant and 3.40 for Second Warrant	2.09 for Initial Warrant and 2.44 for Second Warrant	1.08 for Initial Warrant and 1.41 for Second Warrant	0.58 for Initial Warrant and 0.91 for Second Warrant
Expected volatility	96.32%	95.90%	96.03%	82.40%	107.66% for the Initial Warrant and 111.22% for the Second Warrant	86.29% for the Initial Warrant and 106.15% for the Second Warrant	106.83% for the Initial Warrant and 88.16% for the Second Warrant
Risk-free interest rate	1.53%	2.88%	3.99%	4.01%	4.25%	3.48%	4.01% for the Initial Warrant and 3.98% for the Second Warrant
Dividend yield (per share)	-	-	-	-	-	-

SCHEDULE OF WARRANT LIABILITIES

The movement of warrant liabilities is summarized as follows:

Balance as of January 1, 2022	$-
Issuance of Initial Warrant as of January 24, 2022	915,644
Issuance of Second Warrant as of May 23, 2022	4,833,325

50,000 warrant shares exercised on June 16, 2022	(119,343)
185,000 warrant shares exercised on August 18, 2022	(915,799)
90,000 warrant shares exercised on August 29, 2022	(445,524)

Change in fair value of warrant liabilities	(2,878,660)
Balance as of December 31, 2022	$1,389,643
Change in fair value of warrant liabilities for the year	(907,424)
Balance as of December 31, 2023	$482,219
Change in fair value of warrant liabilities	96,709
Balance as of December 31, 2024	$578,928

Change in fair value of warrant liabilities	(214,996)
Balance as of December 31, 2025	$363,932
Change in fair value of warrant liabilities	(222,546)
Balance as of June 30, 2026	141,386